                       SELECT DIMENSIONS VARIABLE ANNUITY
                                    SERIES I
                             SEPARATE ACCOUNT THREE
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
      SUPPLEMENT DATED OCTOBER 2, 2000 TO THE PROSPECTUS DATED MAY 1, 2000

In the section entitled "Definitions," the definition of "Commuted Value" is deleted and replaced with the following:

COMMUTED VALUE -- The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts or the underlying rate of return for fixed dollar amount Annuity Payouts.

In the "Highlights" section under the sub-section "Can I take out any of my money?", the first paragraph is deleted and replaced with the following language:

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Designated Period, Life Annuity with 120, 180 or 240 Monthly Payments Certain or the Joint and Last Survivor Life Annuity Payout Options, but only if you selected the variable dollar amount Annuity Payouts.

 - You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.

 - You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.

In the "Highlights" section, under the subsection "What Annuity Payout Options are available?" the second paragraph is deleted and replaced with the following:

    You must begin to take payments before the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever comes later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will pay you under the variable Life Annuity with 120, 180 or 240 Monthly Payments Certain Annuity Payout Option with period certain payments for 120 months. Please consult your Registered Representative or call us.

In the "General Contract Information" section, immediately under the table entitled "Hartford's Ratings" the following paragraph is added:

    These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

In the "Surrenders" section, under the sub-section entitled "What kinds of surrenders are available?", the paragraph entitled "Partial Surrenders after the Annuity Commencement Date" is deleted and replaced with the following language:

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity with 120, 180 or 240 Monthly Payments Certain or the Payments for a Designated Period Annuity Payout Option. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" or the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

Hartford will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

PLEASE CHECK WITH YOUR TAX ADVISER BECAUSE THERE COULD BE ADVERSE TAX CONSEQUENCES FOR PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE.

In the "Annuity Payouts" section, under the sub-section entitled, "When do you want Annuity Payouts to begin?", the third and fourth sentences of the first paragraph are deleted and replaced with the following language:

The Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

In the "Annuity Payouts" section, under the subsection "2. Which Annuity Payout Option do you want to use?" under the subsection "Important Information", that last two bulleted paragraphs are deleted and replaced with the following:

- For Non-Qualified Contracts, if you do not elect an Annuity Payout Option, variable Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with 120, 180 or 240 Monthly Payments Certain Annuity Payout Option with period certain payouts for 120 months.

- For Qualified Contracts and Contracts issued in Texas, if you do not elect an Annuity Payout Option, variable Annuity Payouts will begin automatically on the Annuity Commencement Date, under the Life Annuity Payout Option.

In the "Other Programs Available" section, in the paragraph entitled "Automatic Income" the first sentence is deleted and replaced with the following:

The Automatic Income Program allows you to Surrender up to 10% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge.

The "Accumulation Unit Value" table is deleted and replaced with the following:

ACCUMULATION UNIT VALUES

(For an Accumulation Unit outstanding throughout the period)

The following audited information from the financial statements of the Separate Account has been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and should be read in conjunction with those statements which are included in the Statement of Additional Information, which is incorporated by reference in this Prospectus. The unaudited information, which reflects the deduction for the Optional Death Benefit, has been derived from the audited financial statements of the Separate Account.

                                                                              YEAR ENDED DECEMBER 31,
                                                  -------------------------------------------------------------------------------
                                                    WITHOUT THE    WITH THE OPTIONAL
                                                  OPTIONAL DEATH     DEATH BENEFIT
                                                      BENEFIT         (UNAUDITED)
                                                       1999              1999          1998     1997     1996     1995     1994
---------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET SUB-ACCOUNT (Inception date
 September 14, 1994)
Accumulation Unit Value at beginning of period        $11.728           $11.850       $11.309  $10.901  $10.521  $10.056  $10.000
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period              $12.117           $12.105       $11.728  $11.309  $10.901  $10.521  $10.056
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Number Accumulation Units outstanding at end of
 period (in thousands)                                  9,489               179         9,134    6,625    7,480    3,864      112
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NORTH AMERICAN GOVERNMENT SECURITIES SUB-ACCOUNT
 (Inception date September 14, 1994)
Accumulation Unit Value at beginning of period        $11.642           $11.763       $11.322  $10.841  $10.536  $10.041  $10.000
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period              $11.870           $11.858       $11.642  $11.322  $10.841  $10.536  $10.041
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of
 period (in thousands)                                    684                 6           631      413      353      107        2
---------------------------------------------------------------------------------------------------------------------------------
BALANCED GROWTH SUB-ACCOUNT (Inception date
 September 14, 1994)
Accumulation Unit Value at beginning of period        $17.859           $19.514       $15.829  $13.617  $12.165  $10.040  $10.000
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period              $18.230           $18.212       $17.859  $15.829  $13.617  $12.165  $10.040
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of
 period (in thousands)                                  5,961               122         5,292    4,124    2,663    1,220       69
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                                                                              YEAR ENDED DECEMBER 31,
                                                  -------------------------------------------------------------------------------
                                                    WITHOUT THE    WITH THE OPTIONAL
                                                  OPTIONAL DEATH     DEATH BENEFIT
                                                      BENEFIT         (UNAUDITED)
                                                       1999              1999          1998     1997     1996     1995     1994
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES SUB-ACCOUNT (Inception date
 September 14, 1994)
Accumulation Unit Value at beginning of period        $20.391           $22.516       $16.918  $13.568  $12.684  $10.045  $10.000
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period              $28.898           $28.870       $20.391  $16.918  $13.568  $12.684  $10.045
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of
 period (in thousands)                                  5,030               126         3,879    2,853    2,512    1,356       40
---------------------------------------------------------------------------------------------------------------------------------
DIVIDEND GROWTH SUB-ACCOUNT (Inception date
 September 14, 1994)
Accumulation Unit Value at beginning of period        $24.847           $28.283       $21.045  $16.921  $13.787  $ 9.975  $10.000
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period              $24.631           $24.606       $24.847  $21.045  $16.921  $13.787  $ 9.975
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of
 period (in thousands)                                 26,039               414        25,790   22,062   14,201    5,393      128
---------------------------------------------------------------------------------------------------------------------------------
VALUE-ADDED MARKET SUB-ACCOUNT (Inception date
 September 14, 1994)
Accumulation Unit Value at beginning of period        $19.843           $22.283       $17.936  $14.422  $12.418  $ 9.904  $10.000
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period              $21.945           $21.923       $19.843  $17.936  $14.422  $12.418  $ 9.904
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of
 period (in thousands)                                  7,133               123         7,413    6,713    4,528    1,783       25
---------------------------------------------------------------------------------------------------------------------------------
GROWTH SUB-ACCOUNT (Inception date September 14,
 1994)
Accumulation Unit Value at beginning of period        $18.530           $20.335       $16.596  $13.675  $11.224  $10.047  $10.000
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period              $25.416           $25.391       $18.530  $16.596  $13.675  $11.224  $10.047
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Number Accumulation Units outstanding at end of
 period (in thousands)                                  3,012                97         2,575    2,207    1,233      316       21
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AMERICAN OPPORTUNITIES SUB-ACCOUNT (Inception
 date September 14, 1994)
Accumulation Unit Value at beginning of period        $25.729           $29.294       $19.951  $15.335  $13.770  $10.049  $10.000
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period              $39.532           $39.493       $25.729  $19.951  $15.335  $13.770  $10.049
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of
 period (in thousands)                                 16,616               392        12,902   10,468    7,289    2,606       72
---------------------------------------------------------------------------------------------------------------------------------
GLOBAL EQUITY SUB-ACCOUNT (Inception date
 September 14, 1994)
Accumulation Unit Value at beginning of period        $14.918           $16.178       $13.142  $12.265  $11.162  $ 9.950  $10.000
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period              $19.733           $19.713       $14.918  $13.142  $12.265  $11.162  $ 9.950
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of
 period (in thousands)                                  7,342               132         7,311    6,816    4,360    1,424      110
---------------------------------------------------------------------------------------------------------------------------------
DEVELOPING GROWTH SUB-ACCOUNT (Inception date
 September 14, 1994)
Accumulation Unit Value at beginning of period        $20.318           $22.022       $18.896  $16.843  $15.123  $10.138  $10.000
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period              $38.574           $38.535       $20.318  $18.896  $16.843  $15.123  $10.138
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of
 period (in thousands)                                  3,699                62         3.664    4.003    3.366    1.078       27
---------------------------------------------------------------------------------------------------------------------------------

                                                                              YEAR ENDED DECEMBER 31,
                                                  -------------------------------------------------------------------------------
                                                    WITHOUT THE    WITH THE OPTIONAL
                                                  OPTIONAL DEATH     DEATH BENEFIT
                                                      BENEFIT         (UNAUDITED)
                                                       1999              1999          1998     1997     1996     1995     1994
---------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS SUB-ACCOUNT (Inception date
 September 14, 1994)
Accumulation Unit Value at beginning of period        $ 7.981           $ 9.750       $11.405  $11.420  $ 9.841  $10.037  $10.000
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period              $14.444           $14.430       $ 7.981  $11.405  $11.420  $ 9.841  $10.037
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of
 period (in thousands)                                  1,421                16         1,512    1,911    1,394      389       35
---------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED INCOME SUB-ACCOUNT (Inception date
 September 14, 1994)
Accumulation Unit Value at beginning of period        $12.577           $12.511       $12.238  $11.456  $10.607  $10.056  $10.000
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period              $12.175           $12.163       $12.577  $12.238  $11.456  $10.607  $10.056
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of
 period (in thousands)                                  6,139                55         6,373    4,502    2,579      775       30
---------------------------------------------------------------------------------------------------------------------------------
MIDCAP EQUITY SUB-ACCOUNT (Inception date
 January 21, 1997)
Accumulation Unit Value at beginning of period        $11.913           $13.393       $11.433  $10.000       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period              $22.568           $22.545       $11.913  $11.433       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of
 period (in thousands)                                  2,887               108         2,075    1,505       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD SUB-ACCOUNT (Inception date April 1,
 1998)
Accumulation Unit Value at beginning of period        $ 9.993           $10.513       $10.000       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period              $10.554           $10.554       $ 9.993       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of
 period (in thousands)                                  1,926                71           982       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
MID-CAP VALUE SUB-ACCOUNT (Inception date
 April 1, 1998)
Accumulation Unit Value at beginning of period        $10.072           $10.692       $10.000       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period              $11.977           $11.965       $10.072       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of
 period (in thousands)                                  1,323               129           731       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS DEBT SUB-ACCOUNT
 (Inception date April 1, 1998)
Accumulation Unit Value at beginning of period        $ 6.752           $ 7.668       $10.000       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period              $ 8.615           $ 8.607       $ 6.752       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of
 period (in thousands)                                 78,118                15            37       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
STRATEGIC STOCK SUB-ACCOUNT (Inception date
 April 1, 1998)
Accumulation Unit Value at beginning of period        $10.283           $11.812       $10.000       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period              $10.093           $10.083       $10.283       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of
 period (in thousands)                                  1,047                48           536       --       --       --       --
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                                                                              YEAR ENDED DECEMBER 31,
                                                  -------------------------------------------------------------------------------
                                                    WITHOUT THE    WITH THE OPTIONAL
                                                  OPTIONAL DEATH     DEATH BENEFIT
                                                      BENEFIT         (UNAUDITED)
                                                       1999              1999          1998     1997     1996     1995     1994
---------------------------------------------------------------------------------------------------------------------------------
ENTERPRISE SUB-ACCOUNT (Inception date April 1,
 1998)
Accumulation Unit Value at beginning of period        $10.652           $11.283       $10.000       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period              $13.219           $13.206       $10.652       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of
 period (in thousands)                                  1,421               149           386       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS EQUITY SUB-ACCOUNT
Accumulation Unit Value at beginning of period        $10.000           $10.000            --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period              $14.353           $14.347            --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of
 period (in thousands)                                    170                33            --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
ACTIVE INTERNATIONAL ALLOCATION SUB-ACCOUNT
Accumulation Unit Value at beginning of period        $10.000           $10.000            --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period              $11.718           $11.713            --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of
 period (in thousands)                                     36                 9            --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
FIXED INCOME SUB-ACCOUNT
Accumulation Unit Value at beginning of period        $10.000           $10.000            --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period              $10.065           $10.061            --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of
 period (in thousands)                                    109                32            --       --       --       --       --
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HV-2738
33-80732